Stock options (Price In Canadian Dollars) (Details)	12 Months Ended
Dec. 31, 2012
Price In Canadian Dollars 0.54 [Member]
Outstanding and exercisable	88
Remaining life (years)	5 years 3 months 4 days
Price In Canadian Dollars 0.63 [Member]
Outstanding and exercisable	303
Remaining life (years)	5 years 5 months 1 day
Price In Canadian Dollars 0.81 [Member]
Outstanding and exercisable	3,780
Remaining life (years)	4 years 7 months 21 days
Currency Canadian Dollar [Member]
Outstanding and exercisable	4,171
Remaining life (years)	4 years 8 months 12 days